SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL
SHARE CAPITAL

13. SHARE CAPITAL

        The Company has three authorized classes of ordinary shares, Class A, Class B and Class C with €0.01, € 0.10 and €0.09 par value, respectively. The principal features of the three classes of ordinary shares are as follows:

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  Class A shares, par value €0.01 per share, entitled to one vote per share. The Class A shares share ratably with the Class B shares, on a pari passu basis, in any dividends or other distributions.

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  Class B shares, par value €0.10 per share, entitled to ten votes per share. Class B shares may only be transferred to qualified holders. In order to sell a Class B share, it should be converted into a Class A share.

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  Class C shares, par value €0.09 per share, entitled to nine votes per share. The Class C shares are entitled to a fixed nominal amount in the event of a dividend or distribution limited to €0.01 per share in any one financial year if any such shares were to be outstanding on the record date for a dividend declaration. The Class C shares are used for technical purposes related to the conversion of Class B shares into Class A shares in connection with certain transfers or sales of Class B shares. During the periods between conversion and cancellation, all Class C shares are held by Yandex Conversion Foundation (Stichting Yandex Conversion). Yandex Conversion Foundation was incorporated under the laws of the Netherlands in October 2008 for the sole purpose of facilitating the conversion of Class B shares into Class A shares. Yandex Conversion Foundation is managed by a board of directors appointed by the Company.

        On September 21, 2009, the Company issued a Priority Share to OJSC Savings Bank of the Russian Federation ("Sberbank"). The holder of the Priority Share has the right to veto the accumulation of stakes in the Company in excess of 25% by a single entity, a group of related parties or parties acting in concert. The holder of the Priority Share does not have any rights to influence operating decisions of the Company nor is it entitled to a seat on the Company's Board. Transfer of the Priority Share requires the approval of the Board. The Priority Share has been purchased by Sberbank at its par value of €1 and is entitled to a normal pro rata dividend distribution.

        In May 2011, the Company amended its articles of association authorizing a special class of preference shares as a form of an anti-takeover defense. The Company's Board has the irrevocable authority for a period of five years to issue preference shares and grant rights to subscribe for preference shares up to the Company's authorized share capital from time to time. This authority may be renewed by a resolution of the general meeting of shareholders for a subsequent period of up to five years. The preference shares, if issued, would be entitled to receive preferential dividends at a rate of 12-month EURIBOR plus 200 basis points on the amount paid thereon, prior and in preference to distributions in respect of ordinary shares. No preference shares are issued.

        The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2010			December 31, 2011
	Ordinary shares	EUR	RUR	Ordinary shares	EUR	RUR
Authorized:	5,144,796,021			4,549,827,751
Priority share	1			1
Preference shares	—			2,000,000,001
Class A ordinary shares	4,539,525,900			2,000,000,000
Class B ordinary shares	302,635,060			273,764,304
Class C ordinary shares	302,635,060			276,063,445
Issued and fully paid:	306,122,160	€27.9	981	432,981,653	€27.9	995
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	30,058,714	0.3	14	159,217,348	1.6	66
Class B ordinary shares	273,764,304	27.4	958	164,621,382	16.5	531
Class C ordinary shares	2,299,141	0.2	9	109,142,922	9.8	399

        Treasury Class C shares are not disclosed as such due to technical nature of this class of shares.